REVENUE RECOGNITION - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 350,632	$ 313,404	$ 312,062
Recurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	186,592	167,634	197,398
Nonrecurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 164,040	$ 145,770	$ 114,664